FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange Risk and Net Investment Hedge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
Foreign exchange gain/(loss) on net investment hedge, net of tax	$ 0	$ (26,541)	$ 4,097